Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended				3 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Jun. 30, 2012	Jul. 31, 2009	Dec. 31, 2013 Gaithersburg, Maryland [Member] acre	Dec. 31, 2013 Gaithersburg, Maryland [Member] October 2017 [Member]	Dec. 31, 2013 Durham, North Carolina [Member] acre	Dec. 31, 2013 Durham, North Carolina [Member] December 31, 2018 [Member]	Sep. 30, 2008 Minimum [Member]	Sep. 30, 2008 Maximum [Member]
Commitments and Contingencies [Line Items]
Estimated Research Development Cost									$ 500,000	$ 700,000
Research And Development		368,000
Letter Of Credit				50,000
Deposit Interest Rate		0.10%
Shares Issuable Contingent Condition Description		This exchange was contingent on the Companys attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Companys Common stock.
Contingently Issuable Shares		325,000
Contingently Issuable Shares Amount			471,000
Operating Leases, Rent Expense						10,000		20,000
Operating Leases, Area					7,200		16,300
Business Acquisitions Contingent Consideration Shares Issuable		20,309,723
Operating Expense Recognized Value	$ 1,006,000